AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104

                     AXA ENTERPRISE MULTIMANAGER FUNDS TRUST
                       (FORMERLY, AXA PREMIER FUNDS TRUST)

                     SUPPLEMENT DATED AUGUST 26, 2005 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2005
                                       AND
                              INFORMATION STATEMENT

--------------------------------------------------------------------------------

                    WE ARE NOT ASKING YOU FOR A PROXY AND YOU
                      ARE REQUESTED NOT TO SEND US A PROXY

This Supplement updates the above-referenced Prospectus and Statement of Additional Information, as supplemented, of AXA Enterprise Multimanager Funds Trust (formerly, AXA Premier Funds Trust) (the "Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, or the Trust's most recent Annual or Semi-Annual Report, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-800-432-4320. In addition, the information in this document should be considered to be an Information Statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended. The purpose of this Supplement and Information Statement is to provide you with information about a new investment sub-adviser for the AXA Enterprise Money Market Fund II ("Money Market Fund" or "Fund").

AXA Equitable Life Insurance Company ("AXA Equitable" or the "Manager") serves as the Investment Manager and Administrator of the Trust and is located at 1290 Avenue of the Americas, New York, New York 10104. Enterprise Fund Distributors, Inc. ("EFD") serves as the Distributor for the Trust's shares and is located at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. AXA Equitable, in its capacity as the Manager of the Trust, has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit it and the Trust's Board of Trustees to select and replace investment sub-advisers for the Trust ("Sub-advisers") and to amend the advisory agreements between AXA Equitable and the Sub-advisers without obtaining shareholder approval. Accordingly, AXA Equitable is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Sub-advisers and to amend advisory agreements without obtaining shareholder approval.

At a regular meeting of the Board of Trustees of the Trust held on June 15, 2005, the Board of Trustees, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust, the Manager, the Sub-advisers or the Distributor ("Independent Trustees"), unanimously approved the Manager's proposal to appoint The Dreyfus Corporation ("Dreyfus" or "New Sub-adviser") to replace Alliance Capital Management L.P. ("Alliance") as the Sub-adviser to the Money Market Fund. The Manager's proposal was based on its evaluation of the anticipated effects of Alliance's pending sale of its cash-management business to Federated Investors, Inc. on its ability to continue to adequately manage the Fund.

INFORMATION REGARDING THE INVESTMENT ADVISORY AGREEMENT

Except as to the effective date, initial term and compensation, the terms of the new Investment Advisory Agreement between AXA Equitable and Dreyfus for the Money Market Fund are substantially similar to those of the old investment advisory agreement between AXA Equitable and Alliance. The new Investment
Advisory Agreement provides that it will remain in effect for its initial term of two years and thereafter only so long as the Board of Trustees, including a majority of the Independent Trustees, specifically approves its continuance at least annually. The new Investment Advisory Agreement can be terminated at any time, without the payment of any penalty, by the Board of Trustees, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the Money Market Fund, on sixty days' written notice to AXA Equitable and Dreyfus, or by AXA Equitable or Dreyfus on sixty days' written notice to the Trust and the other party. The agreement also terminates automatically in the event of its assignment or in the event that the Investment Management Agreement between AXA Equitable and the Trust is assigned or terminated for any other reason.

The new Investment Advisory Agreement generally provides that Dreyfus will not be liable for any losses, claims, damages, liabilities or litigation incurred by AXA Equitable or the Trust as a result of any error of judgment or mistake of law by Dreyfus with respect to the Money Market Fund, except that nothing in the agreement limits Dreyfus' liability for all losses, claims, damages, liabilities or litigation arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of Dreyfus in the performance of any of its duties or obligations or (ii) any untrue statement of a material fact, or any omission thereof, in the Trust's prospectus, statement of additional information, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Money Market Fund, if such statement or omission was made in reliance upon information furnished by Dreyfus to AXA Equitable or the Trust.

Under the old investment advisory agreement between AXA Equitable and Alliance with respect to the Money Market Fund, dated as of December 5, 2001, and as amended and restated by Amendment No. 1 dated as of November 22, 2002, Amendment No. 2 dated as of August 18, 2003 and Amendment No. 3 dated as of December 12, 2003, Alliance received an advisory fee based on the aggregate assets of the Fund equal to the following annual rate: 0.13% of the Fund's average daily net assets up to and including $750 million; 0.105% of the Fund's average daily net assets over $750 million up to and including $1.5 billion; 0.08% of the Fund's average daily net assets over $1.5 billion up to and including $2.5 billion; 0.06% of the Fund's average daily net assets over $2.5 billion up to and including $5 billion; and 0.05% of the Fund's average daily net assets in excess of $5 billion. For purposes of calculating the advisory fee payable to Alliance, the average daily net assets of the Money Market Fund were combined with the EQ/Money Market Portfolio, an affiliated portfolio managed by AXA Equitable for which Alliance also served as an investment sub-adviser. For the fiscal year ended October 31, 2004, Alliance received $12,612 in advisory fees with respect to the Money Market Fund. The old investment advisory agreement between AXA Equitable and Alliance with respect to the Money Market Fund was last approved by the Board of Trustees on July 22, 2004 and by the sole initial shareholder of the Fund on November 29, 2001 when the Portfolio commenced operations.

INFORMATION REGARDING THE NEW SUB-ADVISER

Dreyfus, a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"), managed, as of March 31, 2005, approximately $161 billion in approximately 200 mutual fund portfolios, including approximately $89 billion in money market funds. Mellon, a global financial services company, offers a comprehensive array of banking services for individuals and corporations and, as of March 31, 2005, had approximately $729 billion in assets under management. Dreyfus is located at 200 Park Avenue, New York, New York 10166 and Mellon is located at One Mellon Center, Pittsburgh, PA 15258.

Stephen E. Canter is Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus. The current directors of Dreyfus are Stephen R. Byers, J. Charles Cardona, Diane P. Durnin, Thomas F. Eggers, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, Ronald P. O'Hanley, and J. David Officer. The business address of each of these individuals is 200 Park Avenue, New York, New York 10166.

The day-to-day portfolio management of the Money Market Fund is handled by a team of investment professionals at Dreyfus consisting of the following individuals: Patricia Larkin, Senior Portfolio Manager, Director of Money Market Management and Trading, Short Term Taxable Fixed Income Division; Bernard W. Kiernan, Jr., Senior Portfolio Manager, Short Term Taxable Fixed Income Division; and James G. O'Connor, Senior Portfolio Manager, Short Term Taxable Fixed Income Division. Ms. Larkin, a 24-year veteran of Dreyfus, leads the team. Mr. Kiernan also is a 24-year veteran of Dreyfus and has held the position of portfolio manager since 1996. Mr. Kiernan joined Dreyfus in March 1981 as an accountant for money market funds and held that post until 1984 when he became a money market trader for the Dreyfus group of money market funds. Mr. O'Connor joined Dreyfus in March 1999 and is responsible for the investment of assets of Dreyfus' money market funds.

As the new Sub-adviser to the Money Market Fund, it is anticipated that Dreyfus will seek to achieve the Fund's investment objective of maximizing current income while preserving capital and maintaining liquidity by investing the Fund's assets in a diversified portfolio of high-quality, short-term debt securities. The Money Market Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, asset-backed securities and commercial paper and other short-term corporate obligations of U.S. issuers.

Dreyfus is one of the largest money market managers in the industry in managing money market funds. Dreyfus focuses on three areas: structuring the portfolio within the confines of Rule 2a-7 under the 1940 Act ("Rule 2a-7"); intensive in-house credit assessment by Dreyfus' analysts, and financial and audit review on an ongoing basis. Dreyfus has developed and refined a rigorous and robust set of risk management protocols allied to the Rule 2a-7 minimal credit risk asset class, with portfolio management residing distinct from credit and market risk management. The principal risks of investing in the Money Market Fund are listed in the Trust's Prospectus under the heading "Principal Investment Risks." These risks are discussed in more detail under the heading "More About Investment Strategies & Risks" in the Trust's Prospectus.

For its services to the Money Market Fund, Dreyfus receives an advisory fee equal to the following annual rate: 0.04% of the Fund's average daily net assets up to and including $1.5 billion; and 0.0375% of the Fund's average daily net assets thereafter. For purposes of calculating the advisory fee payable to Dreyfus, the average daily net assets of the Money Market Fund are combined with the EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio, affiliated portfolios managed by AXA Equitable for which Dreyfus also serves as the investment sub-adviser. The advisory fee rate is lower than that paid to Alliance under the old investment advisory agreement. If the new investment advisory agreement with Dreyfus had been in effect for the fiscal year ended October 31, 2004, Dreyfus would have received approximately $4,200 in advisory fees with respect to the Fund, which is approximately 67% lower than the advisory fee paid to Alliance during that fiscal year. For purposes of calculating the advisory fee payable to Dreyfus, the average daily net assets of the Money Market Fund are combined with the EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio, each of which is an affiliated portfolio managed by AXA Equitable for which Dreyfus also serves as the investment sub-adviser. AXA Equitable (and not the Money Market Fund) is responsible for the payment of the advisory fees to Dreyfus. The management fee for the Money Market Fund will not change as a result of the appointment of Dreyfus as a Sub-adviser to the Fund.

Information regarding other comparable funds for which Dreyfus serves as a sub-adviser is provided in Appendix A to this Supplement.

Dreyfus also has been retained by AXA Equitable to serve as the Sub-adviser to two other funds that are managed by AXA Equitable: the EQ/Money Market Portfolio and the EQ/MONY Money Market Portfolio, each of which is a series of EQ Advisors Trust and, as of May 31, 2005, had approximately $1,433,188,654 and $165,885,172 in net assets, respectively.

FACTORS  CONSIDERED  BY THE  BOARD  IN  APPROVING  THE NEW  INVESTMENT  ADVISORY
AGREEMENT

The Board of Trustees, including the Independent Trustees, unanimously approved the proposed Investment Advisory Agreement between AXA Equitable and Dreyfus with respect to the Money Market Fund, effective as of June 16, 2005.

In approving the Investment Advisory Agreement, the Board considered the overall fairness of the Investment Advisory Agreement and whether the Agreement was in the best interest of the Money Market Fund. In this connection, the Board considered factors it deemed relevant with respect to the Fund, including: (1) the nature, quality and extent of the services to be provided to the Fund by the New Sub-adviser and its affiliates; (2) the New Sub-adviser's investment process, personnel and operations; (3) the New Sub-adviser's financial condition; (4) the adequacy of the New Sub-adviser's compliance program; (5) the performance of similar accounts managed by the New Sub-adviser as compared to an appropriate benchmark and/or peer group; (6) the level of the New Sub-adviser's proposed advisory fee; (7) the anticipated effect of growth and size on the Fund's performance and expenses, where applicable; (8) "fall-out" benefits to be realized by the New Sub-adviser and its affiliates (i.e., any direct or indirect benefits to be derived by the New Sub-adviser and its affiliates from the New Sub-adviser's relationship with the Trust); (9) to the extent information was available, the estimated profitability of the New Sub-adviser under its Investment Advisory Agreement; and (10) possible conflicts of interest. In considering the Investment Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board received information from the Manager and the New Sub-adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the proposed Investment Advisory Agreement. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services to be provided by the New Sub-adviser to the Fund, considered the New Sub-adviser's experience in serving as an investment adviser for funds similar to the Money Market Fund. The Board noted the responsibilities that the New Sub-adviser would have as a Sub-adviser to the Fund. In particular, the Board considered that the New Sub-adviser would be responsible for making investment decisions on behalf of the Fund, placing all orders for the purchase and sale of investments for the Fund with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding the New
Sub-adviser's investment process and the background of the portfolio managers who would provide services to the Fund. The Board also reviewed information regarding the adequacy of the New Sub-adviser's compliance program and its results. Further, the Board reviewed financial information regarding the New Sub-adviser.

The Board also received information regarding the performance of similar funds advised by the New Sub-adviser relative to their benchmark and the average of their peer group for the one-, three-, five- and ten-year periods ended March 31, 2005. In this connection, the Board considered that the similar funds had outperformed their benchmark and the average of their peer group for the three- and five-year periods ended March 31, 2005, and had comparable performance to their benchmark and peer group for the one- and ten-year periods ended on that date.

In  evaluating  the New  Sub-adviser's  compensation,  the  Board  reviewed  the proposed fees under the Investment Advisory Agreement and, to the extent information was available, the New Sub-adviser's anticipated costs and profitability in providing services to the Fund, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board also reviewed and considered the extent to which the New Sub-adviser's fee schedule provides for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. The Board determined that the Manager's management fee and the Fund's overall expense ratios, which were not expected to change as a result of the appointment of the New Sub-adviser since its fees are paid by the Manager and not the Fund, generally were more significant to the Board's evaluation of the fees and expenses paid by the Fund than the New Sub-adviser's costs and profitability. The Board also examined the advisory fees to be paid with respect to the Fund in light of the fees paid by similar funds advised by the New Sub-adviser. In this connection, the Board considered that the proposed advisory fee was among the lowest fee rates paid to the New Sub-adviser with respect to other similar funds for which it serves as investment sub-adviser.

As part of its evaluation of the New Sub-adviser's compensation, the Board also considered other benefits that may be realized by the New Sub-adviser and its affiliates from the New Sub-adviser's relationship with the Trust. In this connection, the Board noted, among other things, that the New Sub-adviser also serves as a Sub-adviser to two other affiliated funds managed by AXA Equitable and receives advisory fees for providing services to those funds. The Board also noted that the New Sub-adviser, through its relationship as a sub-adviser to the Fund, may engage in soft dollar transactions. In this regard, the Board considered the New Sub-adviser's procedures for executing portfolio transactions for the Fund and the New Sub-adviser's policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board recognized that the New Sub-adviser may be affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Fund in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of the New Sub-adviser may sell, and earn sales commissions from, shares of the Fund.

The Board also considered conflicts of interest that may arise between the Trust and the New Sub-adviser in connection with the services it provides to the Trust and the various relationships that the New Sub-adviser and its affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of a Sub-adviser having responsibility for multiple accounts (including the Fund it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the Sub-adviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also considered the manner in which such conflicts are addressed by the New Sub-adviser.

Based on these considerations, the Board was satisfied that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the New Sub-adviser's services; (2) the Fund was reasonably likely to benefit from the New Sub-adviser's investment process, personnel and operations; (3) the New Sub-adviser has the resources to provide the services and to carry out its responsibilities under its Agreement; (4) the New Sub-adviser has an adequate compliance program; (5) the New Sub-adviser's compensation, including any direct or indirect benefits to be derived by it or its affiliates, is fair and reasonable; and (6) the performance of the New Sub-adviser's similar funds generally was reasonable in relation to the performance of their benchmark and peer group. Based on the foregoing, the Board, including the Independent Trustees, approved the Investment Advisory Agreement with respect to the Fund.

                                    * * * * *

PORTFOLIO TRANSACTIONS

To the extent permitted by law and in accordance with procedures established by the Trust's Board of Trustees, the Money Market Fund may engage in brokerage transactions with brokers that are affiliates of the Manager or the
Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Sub-advisers. The Money Market Fund did not engage in brokerage transactions with any affiliate during the fiscal year ended October 31, 2004.

CONTROL PERSONS AND PRINCIPAL HOLDERS

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each fund. As of June 30, 2005, the Trustees and Officers of the Trust owned shares entitling them to vote in the aggregate less than one percent of the shares of the Money Market Fund. AXA Equitable may be deemed to be a control person with respect to the Fund by virtue of its ownership, as of June 30, 2005, of 85.3% of the Fund's Class A shares, 28.5% of the Fund's Class B shares, 46.3% of the Fund's Class C shares, 14.0% of the Fund's Class P shares and 99.2% of the Fund's Class Y.

Appendix B sets forth information regarding the shareholders (other than AXA Equitable) who owned beneficially or of record 5% or more of any class of shares of the Fund as of June 30, 2005.

                                                                      APPENDIX A

--------------------------------------------------------------------------------
NAME OF FUND                                NET ASSETS          EFFECTIVE ANNUAL
                                         (AS OF 06/30/05,      ADVISORY FEE RATE
                                          EXCEPT AS NOTED        (% OF AVERAGE
                                           NOTED BELOW)             DAILY NET
                                           IN MILLIONS               ASSETS)
--------------------------------------------------------------------------------
Dreyfus Cash Management                      $13,193                   0.20%
--------------------------------------------------------------------------------
Dreyfus Cash Management Plus                  8,677                    0.20
--------------------------------------------------------------------------------
Dreyfus Institutional Prime MM                 439                     0.15
--------------------------------------------------------------------------------
Dreyfus Institutional Cash Advantage          7,653                    0.08*
--------------------------------------------------------------------------------
Dreyfus Institutional Cash Advantage Plus     2,623                    0.08*
--------------------------------------------------------------------------------
Dreyfus Money Market Reserves                  474                     0.50
--------------------------------------------------------------------------------
Bear Stearns Prime Money Market               1,312                    0.17*
                                           (as of FYE
                                             3/31/05)
--------------------------------------------------------------------------------
DIMM - Money Market Series                     479                     0.50
                                           (as of FYE
                                            12/31/04)
--------------------------------------------------------------------------------
DMMI - Money Market Series                     323                     0.50
                                           (as of FYE
                                            12/31/04)
--------------------------------------------------------------------------------
Dreyfus Basic MM                               967                     0.32*
                                           (as of FYE
                                             2/28/05)
--------------------------------------------------------------------------------
Dreyfus Liquid Assets - CL. I                 4,824                    0.47
                                           (as of FYE
                                            12/31/04)
--------------------------------------------------------------------------------
Dreyfus Worldwide Dollar                       851                     0.40*
                                           (as of FYE
                                            10/31/04)
--------------------------------------------------------------------------------
General MM "A"                                1,154                    0.50
                                           (as of FYE
                                            11/30/04)
--------------------------------------------------------------------------------
General MM "B"                                4,957                    0.47*
                                           (as of FYE
                                            11/30/04)
--------------------------------------------------------------------------------

*The fee rate shown reflects fee waivers/reimbursements in effect with respect to the fund.

                                                                      APPENDIX B

-------------------------------------------------------------------------------------------------------------------
FUND                                               SHAREHOLDER                   SHARES OWNED          PERCENTAGE
                                                                                                      OF OWNERSHIP
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            William C. Green, Tina P. Green,           85,389.98              46.3%
Fund II - Class B Shares               JTWROS
                                       Castalia, NC 27816
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            State Street Bank and Trust                14,936.39               8.1%
Fund II - Class B Shares               IRA FBO Lawane June Western
                                       Oceanside, CA 92057
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            AXA Equitable Life Insurance               52,500.00              46.3%
Fund II - Class C Shares               Company
                                       Attn: Anthony Bruccoleri
                                       1290 Avenue of the Americas
                                       New York, NY 10104-0101
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            Rita M. Burns                              27,830.81              24.5%
Fund II - Class C Shares               Pittsburgh, PA
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            State Street Bank and Trust                 7,378.36               6.5%
Fund II - Class C Shares               IRA FBO Lawane June Western
                                       Oceanside, CA 92057
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            State Street Bank and Trust                13,598.12              12.0%
Fund II - Class C Shares               IRA FBO Lawane June Western
                                       Oceanside, CA 92057
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            Pershing LLC                               61,982.05              17.0%
Fund II - Class P Shares               PO Box 2052
                                       Jersey City, NJ 07303
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            Pershing LLC                               20,444.53               5.6%
Fund II - Class P Shares               PO Box 2052
                                       Jersey City, NJ 07303
-------------------------------------------------------------------------------------------------------------------
AXA Enterprise Money Market            Pershing LLC                               33,776.29               9.0%
Fund II - Class P Shares               PO Box 2052
                                       Jersey City, NJ 07303
-------------------------------------------------------------------------------------------------------------------

                                      B-1